Stockholders' Equity - Additional Information (Detail)			6 Months Ended	12 Months Ended
	Mar. 24, 2016 USD ($) $ / shares	Oct. 01, 2015 shares	Jun. 30, 2016 $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) shares
Stockholders Equity [Line Items]
Number of consecutive trading-day period	30 days
Reverse share split			0.2
Reverse share split description			a one-for-five (1:5) reverse split
Authorized common stock approved by stockholders			50,000,000	15,000,000	15,000,000
Common stock, par value | $ / shares			$ 0.50	$ 0.50	$ 0.50
Preferred stock, shares authorized				5,000,000	5,000,000
Preferred stock, par value per share | $ / shares				$ 10.00	$ 10.00
Preferred stock, shares outstanding				0	0
Dividend paid | $					$ 23,800,000	$ 18,000,000
Approved amount for open market repurchase of common stock | $						$ 100,000,000
Number of stock purchased under open market					200,000	126,219
Stock purchased under open market amount | $				$ 0	$ 8,086,000	$ 9,232,000
NOL Rights Plan
Stockholders Equity [Line Items]
Number of rights declared for each common stock		1
Dividend payable date		Oct. 16, 2015
Dividend record date		Oct. 12, 2015
Threshold percentage of common stock to be qualified as an acquiring person		4.90%
NYSE Minimum Criteria
Stockholders Equity [Line Items]
Average stock price per share | $ / shares	$ 1.00
Average market capitalization | $	$ 50,000,000